Average Annual Total Returns - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024
Fidelity Advisor Hedged Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.65%
Since Inception	9.09%	[1]
Fidelity Advisor Hedged Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.73%
Since Inception	9.15%	[2]
Fidelity Advisor Hedged Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.40%
Since Inception	7.96%	[3]
Fidelity Advisor Hedged Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.95%
Since Inception	5.67%	[4]
Fidelity Advisor Hedged Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.52%
Since Inception	4.05%	[5]
Fidelity Advisor Hedged Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.40%
Since Inception	3.91%	[5]
Fidelity Advisor Hedged Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.31%
Since Inception	3.08%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	16.78%
IXUYK
Average Annual Return:
Past 1 year	19.17%
Since Inception	9.78%

[1]	D From September 1, 2022 .
[2]	E From September 1, 2022 .
[3]	C From September 1, 2022 .
[4]	B From September 1, 2022 .
[5]	A From September 1, 2022 .